OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILATIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transactions With Affiliates Disclosure [Line Items]
Interest rate on due from affiliate	7.31%
Loan to unconsolidated affiliate, principal	$ 18
Loan to unconsolidated affiliate, accrued interest	7
San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	39	67
Revenue from related parties	9	7	8
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	24	40
Revenue from related parties	46	53	44
Due to/from Sempra Energy | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	19	14
Income taxes due from (to) Sempra Energy	12	97
Due to/from Sempra Energy | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	24	23
Income taxes due from (to) Sempra Energy	99	17
Subsidiary Of Common Parent S D G E [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due to affiliate, current	37	2
Subsdiary Of Common Parent So Cal Gas [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	37	2
Subsidiary Of Common Parent Other Affiliates [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current	2	65
Subsidiary Of Common Parent Other Affiliates [Member] | Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Due from affiliate, current		$ 17